Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Employee Benefits
Wages and salaries	€ 16,838,000	€ 13,251,000	€ 13,187,000
Social security costs	2,124,000	1,710,000	1,433,000
Pension costs - defined contribution plans	1,142,000	1,037,000	910,000
Equity-settled share based payments	6,216,000	7,838,000	5,948,000
Total employee benefits expense	€ 26,320,000	€ 23,836,000	€ 21,478,000
Average number of employees for the period | employee	163.0	156.3	139.8
Research and Development | employee	140.7	113.8	118.3
General and Administrative | employee	40.9	36.6	36.1
Total number of employees at December 31 (converted to FTE) | employee	181.6	150.4	154.4
WBSO subsidies received for wages and salaries	€ 695,000	€ 1,379,000	€ 714,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	149.6	135.3